Consolidated Balance Sheets - USD ($)	Aug. 26, 2017	Aug. 27, 2016
Current assets:
Cash and cash equivalents	$ 56,501,000
Accounts receivable, net	37,181,000
Inventories, net	29,062,000
Prepaid expenses	2,904,000
Other current assets	8,263,000
Total current assets	133,911,000
Long-term assets:
Property and equipment, net	2,105,000
Intangible assets, net	319,148,000
Goodwill	465,030,000
Other long term assets	2,294,000
Total assets	922,488,000
Current liabilities:
Accounts payable	14,859,000
Accrued interest	561,000
Accrued expenses and other current liabilities	15,042,000
Current portion of TRA liability	2,548,000
Current maturities of long-term debt	234,000
Total current liabilities	33,244,000
Long-term liabilities:
Long-term debt, less current maturities	191,856,000
Warrant liabilities	0
Long term portion of TRA liability	23,127,000
Deferred income taxes	75,559,000
Total liabilities	323,786,000
See commitments and contingencies (Note 10)
Stockholders' equity (deficit):
Preferred stock (Successor), $0.01 par value, 100,000,000 shares authorized, none issued	0
Common stock (Successor), $0.01 par value, 600,000,000 shares authorized, 70,628,322 issued and outstanding	706,000
Additional paid-in-capital	610,138,000
(Accumulated deficit) Retained earnings	(12,161,000)
Accumulated other comprehensive income (loss)	19,000
Total stockholders' equity (deficit)	598,702,000
Total liabilities and stockholders' equity (deficit)	922,488,000
(Predecessor)
Current assets:
Cash and cash equivalents		$ 78,492,000
Accounts receivable, net		42,839,000
Inventories, net		27,544,000
Prepaid expenses		1,753,000
Other current assets		8,353,000
Total current assets		158,981,000
Long-term assets:
Property and equipment, net		2,273,000
Intangible assets, net		185,688,000
Goodwill		40,724,000
Other long term assets		1,846,000
Total assets		389,512,000
Current liabilities:
Accounts payable		18,750,000
Accrued interest		4,028,000
Accrued expenses and other current liabilities		16,629,000
Current portion of TRA liability		0
Current maturities of long-term debt		11,387,000
Total current liabilities		50,794,000
Long-term liabilities:
Long-term debt, less current maturities		321,638,000
Warrant liabilities		15,722,000
Long term portion of TRA liability		0
Deferred income taxes		29,192,000
Total liabilities		417,346,000
See commitments and contingencies (Note 10)
Stockholders' equity (deficit):
Common stock (Successor), $0.01 par value, 600,000,000 shares authorized, 70,628,322 issued and outstanding		5,000
Additional paid-in-capital		(43,551,000)
(Accumulated deficit) Retained earnings		16,155,000
Accumulated other comprehensive income (loss)		(443,000)
Total stockholders' equity (deficit)	$ (28,027,000)	(27,834,000)
Total liabilities and stockholders' equity (deficit)		$ 389,512,000